                       SELECT DIMENSIONS (SERIES II/IIR)
                             SEPARATE ACCOUNT THREE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-69491

      SUPPLEMENT DATED AUGUST 23, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

The monetary amounts in the Example table on page 6 were inadvertently omitted from the prospectus. The table below replaces that portion of the Example:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,062
3 years                                                                   $1,857
5 years                                                                   $2,569
10 years                                                                  $4,472

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $426
3 years                                                                   $1,303
5 years                                                                   $2,191
10 years                                                                  $4,464

(3)  If you do not Surrender your Contract:

1 year                                                                      $434
3 years                                                                   $1,311
5 years                                                                   $2,199
10 years                                                                  $4,472

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6007